Investments, Available for Sale (Schedule of AFS Securities, Contractual Maturities) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 509,000
One – Five Years, Amortized Cost	5,279,000
Five – Ten Years, Amortized Cost	77,271,000
After Ten Years, Amortized Cost	167,876,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	604,157,000	$ 675,914,000
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	508,000
One – Five Years, Fair Value	5,215,000
Five – Ten Years, Fair Value	73,201,000
After Ten Years, Fair Value	151,944,000
Debt Securities, Available-for-Sale	$ 550,148,000	$ 682,849,000